Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-based Compensation.
Schedule of restricted shares

	Number of restricted	Weighted-Average
	shares	Grant-Date Fair Value
		US$
Outstanding as of December 31, 2022	3,573,750	0.457
Granted	5,200,000	0.035
Forfeit	—	—
Vested	(3,712,500)	0.113
Outstanding as of June 30, 2023 (unaudited)	5,061,250	0.276